Document And Entity Information - Mar. 31, 2015 - USD ($)	Total
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND II LTD PARTNERSHIP
Entity Central Index Key	0000853566
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0